UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Address of Principal Executive Offices) (Zip Code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Name and Address of Agent for Service)

With copy to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 92.60%

Amusement And Recreation Services - 6.83%
15,565	Dover Motorsports, Inc.	$ 79,226
2,500	International Speedway Corp. - Class A	97,575
3,600	RC2 Corp. *	66,816
3,200	Speedway Motorsports, Inc.	65,216
		308,833
Auto Parts Retailers - 2.95%
12,750	CSK Auto Corp. *	133,620

Banks - 1.04%
1,980	Bank Of America Corp.	47,263

Building Materials, Hardware And Garden Supply - 3.17%
3,200	The Home Depot, Inc.	74,944
3,300	Lowes Co., Inc.	68,475
		143,419
Business Services - 2.60%
5,275	Aaron Rents, Inc.	117,791

Chemicals And Allied Products - 4.28%
2,150	Ashland, Inc.	103,630
2,100	E.I. Du Pont De Nemours And Co.	90,069
		193,699
Communications - 2.99%
2,475	AT&T, Inc.	83,383
5,451	Sprint Nextel Corp.	51,784
		135,167
Electronic & Other Electrical Equipment, Except Computers - 8.71%
8,700	Infineon Technologies AG - ADR * †	74,211
3,100	Sirius XM Radio, Inc. *	59,520
3,950	Sony Corp.	172,773
3,100	Texas Instruments, Inc.	87,296
		393,800
Food And Kindred Products - 19.58%
2,000	Anheuser-Busch Co., Inc.	124,240
1,175	Brown Forman Corp.	88,795
1,700	Coca-Cola Co.	88,366
1,350	Diageo Plc.	99,724
1,400	Fortune Brands, Inc.	87,374
1,750	General Mills, Inc. (Cherrios)	106,348
2,050	Kellogg Co.	98,441
1,950	Molson Coors Brewing Co.	105,944
1,360	Pepsico, Inc.	86,482
		885,714
General Merchandise Stores - 3.64%
7,300	Office Depot, Inc. *	79,862
1,825	Target Corp.	84,844
		164,706
Industrial And Commercial Machines - 3.78%
1,275	The Black & Decker Corp.	73,325
1,325	Caterpillar, Inc.	97,812
		171,137
Motor Freight Transportation And Warehousing - 3.53%
950	Fedex Corp.	74,851
1,375	United Parcel Service, Inc.	84,521
		159,372
Motor Vehicles & Passenger Car Bodies - 4.64%
950	Toyota Motor Corp. *	89,300
15,125	Ford Motor Co. *	72,751
4,150	General Motors Corp.	47,725
		209,776
Petroleum Refining And Related Industries - 10.65%
1,100	Chevron Corp.	109,043
1,350	Exxon Mobil Corp.	118,976
1,700	Marathon Oil Corp.	88,179
1,225	Royal Dutch Shell Plc.	98,135
1,650	Sunoco, Inc.	67,138
		481,471
Pharmaceutical Preparations - 1.96%
2,000	Glaxosmithkline Plc - ADR.	88,440

Printing, Publishing, And Allied Industries - 1.57%
4,625	News Corp. - Class B	70,994

Property & Casualty Insurance - 1.94%
1,925	Allstate Corp.	87,760

Rubber And Miscellaneous Products - 2.74%
3,600	Goodyear Tire & Rubber Co. *	64,188
3,560	Newell Rubbermaid, Inc.	59,772
		123,960
Services - Miscellaneous Amusement & Recreation - 2.07%
3,000	Walt Disney Co.	93,600

Surgery & Medical Instruments -2.04%
1,325	3M Co.	92,207

Transportation Equipment - 1.89%
2,150	Genuine Parts Co. (Napa)	85,312

TOTAL FOR COMMON STOCK (Cost $4,306,436) - 92.60%		$ 4,188,041

UNIT INVESTMENT TRUSTS - 3.25%
1,150	Standard & Poors Depository Receipts	147,177

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $148,096) - 1.10%		$ 147,177

SHORT TERM INVESTMENTS - 2.60%
171,637	First American Prime Obligation Fund Class Y 2.26% ** (Cost $171,637)	171,637

TOTAL INVESTMENTS (Cost $4,626,169) - 99.81%		$ 4,506,855

OTHER ASSETS LESS LIABILITIES - 0.19%		15,916

NET ASSETS - 100.00%		$ 4,522,771

* Non-income producing securities during the period
† ADR - American Depositary Receipts
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,626,169 amounted to $119,314 which consisted of aggregate gross unrealized appreciation of $661,051 and aggregate gross unrealized depreciation of $780,365.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.

FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.

Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 4,188,041	$ -
Level 2 - Other significant observable inputs		318,814	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 4,506,855	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Rebecca A. Weikart

Rebecca A. Weikart

Vice President

Date August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rebecca A. Weikart

Rebecca A. Weikart

Vice President

By /s/Phillip D. Pidgeon

Phillip D. Pidgeon, CPA

Treasurer

Date August 28, 2008